Employee Benefit Plans - Components of Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Qualified Pension Plan
Components of net periodic benefit cost (income)
Service cost	$ 0	$ 0	$ 0
Interest cost	621	665	623
Expected return on plan assets	(1,045)	(1,018)	(1,024)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss (gain)	170	111	242
Recognized loss due to settlements and curtailments	0	0	17
Net periodic benefit cost (income)	$ (254)	$ (242)	$ (142)
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	4.12%	4.85%	4.00%
Expected return on plan assets	6.00%	6.00%	6.50%
Non-U.S. Pension Plans
Components of net periodic benefit cost (income)
Service cost	$ 27	$ 29	$ 32
Interest cost	93	109	98
Expected return on plan assets	(133)	(137)	(121)
Amortization of prior service cost	1	1	0
Amortization of net actuarial loss (gain)	6	3	2
Recognized loss due to settlements and curtailments	0	2	(7)
Net periodic benefit cost (income)	$ (6)	$ 7	$ 4
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	3.56%	4.30%	4.23%
Expected return on plan assets	5.27%	5.52%	5.50%
Rate of compensation increase	4.70%	4.91%	4.37%
Nonqualified and Other Pension Plans
Components of net periodic benefit cost (income)
Service cost	$ 0	$ 1	$ 1
Interest cost	122	133	120
Expected return on plan assets	(92)	(124)	(109)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss (gain)	34	25	25
Recognized loss due to settlements and curtailments	0	0	2
Net periodic benefit cost (income)	$ 64	$ 35	$ 39
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	3.80%	4.55%	3.65%
Expected return on plan assets	3.26%	4.60%	3.75%
Rate of compensation increase	4.00%	4.00%	4.00%
Postretirement Health and Life Plans
Components of net periodic benefit cost (income)
Service cost	$ 8	$ 8	$ 9
Interest cost	48	58	54
Expected return on plan assets	(1)	(4)	(5)
Amortization of prior service cost	4	4	4
Amortization of net actuarial loss (gain)	(46)	(89)	(42)
Recognized loss due to settlements and curtailments	0	0	6
Net periodic benefit cost (income)	$ 13	$ (23)	$ 26
Weighted-average assumptions used to determine net cost for years ended December 31
Discount rate	3.75%	4.50%	3.65%
Expected return on plan assets	6.00%	6.00%	6.50%